Description of Business and Organization - Additional Information (Detail)	Sep. 30, 2013	Jan. 31, 2013	Dec. 31, 2012		Jan. 31, 2008
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of cruises ships			11
Apollo Funds
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding ordinary share capital acquired					50.00%
Percentage of ownership	28.10%	32.50%	37.50%	[1]
TPG Viking Funds
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding ordinary share capital acquired					12.50%
Percentage of ownership	9.40%	10.80%	12.50%	[2]
Genting Hk
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership	37.50%	43.40%	50.00%	[3]

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[3]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.